Disposals and impairment	12 Months Ended
Dec. 31, 2025
Impairment Of Assets [Abstract]
Disposals and impairment	Disposals and impairment
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2025	2024	2023
Gains on sale of businesses and fixed assets
gas & low carbon energy	258	297	19
oil production & operations	407	144	297
customers & products	317	190	44
other businesses & corporate	5	47	9
	987	678	369

			$ million
	2025	2024	2023
Losses on sale of businesses and fixed assets, and closures
gas & low carbon energy	410	303	9
oil production & operations	110	19	5
customers & products	118	1,457	143
other businesses & corporate	4	27	(1)
	642	1,806	156
Impairment losses
gas & low carbon energy[a]	4,146	3,310	2,213
oil production & operations	454	1,155	1,840
customers & products[a]	926	1,144	1,614
other businesses & corporate	3	24	80
	5,529	5,633	5,747
Impairment reversals
gas & low carbon energy	(108)	(44)	(1)
oil production & operations	(12)	(384)	(26)
customers & products	(14)	(1)	—
other businesses & corporate	—	(15)	(19)
	(134)	(444)	(46)
Impairment and losses on sale of businesses and fixed assets, and closures	6,037	6,995	5,857
a2024 balances and related narrative has been restated to reflect the move of our Archaea Energy business from the customers & products segment to the gas & low carbon energy segment.
4. Disposals and impairment – continued
Disposals
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2025	2024	2023
Proceeds from disposals of fixed assets	1,142	328	133
Proceeds from disposals of businesses, net of cash disposed	1,714	2,578	1,193
	2,856	2,906	1,326
By business
gas & low carbon energy	1,702	840	536
oil production & operations	272	1,699	333
customers & products	840	291	436
other businesses & corporate	42	76	21
	2,856	2,906	1,326
Proceeds from disposals of businesses in 2025 includes proceeds relating to the sale of the US onshore wind business and the disposal of the
Netherlands mobility & convenience and bp pulse businesses, as well as other smaller amounts. Proceeds from disposals of businesses in 2024 includes $594 million relating to the formation of a new joint venture, Arcius Energy, in Egypt, as well as $1,331 million relating to Alaska and
$252 million relating to Canada, both prior period disposals. At 31 December 2025, deferred consideration relating to disposals amounted to $48 million receivable within one year (2024 $112 million and 2023 $141 million) and $247 million receivable after one year (2024 $244 million and 2023
$217 million). The amounts of deferred consideration are reported within Trade and other receivables in Other receivables in the group balance sheet. In addition, contingent consideration receivable relating to disposals amounted to $85 million at 31 December 2025 (2024 $190 million and
2023 $1,694 million). The contingent consideration at 31 December 2025 primarily relates to the prior period disposal of certain assets in the North
Sea. These amounts of contingent consideration are reported within Other investments on the group balance sheet - see Note 18 for further information.
Gains and losses on sale of businesses and fixed assets, and closures gas & low carbon energy
In 2025 losses principally arose upon the formation of a new offshore wind joint venture JERA Nex bp.
oil production & operations
In 2025 gains principally relate to a disposal in the North Sea and an asset exchange in bpx.
In 2023 gains principally related to prior period disposals in the US and Canada.
customers & products
In 2024 losses principally related to a loss of $1,132 million arising from the divestment of our Türkiye ground fuels business.
Summarized financial information relating to the sale of businesses is shown in the table below.
The principal transactions categorized as a business disposal in 2025 were the formation of a new offshore wind joint venture, JERA Nex bp, in which bp contributed its development projects in the UK, Germany and US into the joint venture; the disposal of the Netherlands mobility &
convenience and bp pulse businesses; the sale of the US onshore wind business; and an asset exchange in bpx.
The principal transactions categorized as a business disposal in 2024 were the divestment of our Türkiye ground fuels business, the new joint venture transaction with ADNOC in Egypt and a transaction relating to the prior period disposal in Alaska.
The principal transactions categorized as a business disposal in 2023 were the sale of the upstream business in Algeria to Eni and the disposal of the bp-Husky Toledo refinery to Cenovus Energy.
4. Disposals and impairment – continued

			$ million
	2025	2024	2023

Non-current assets	3,998	1,775	1,145
Current assets	571	1,985	557
Non-current liabilities	(320)	(548)	(60)
Current liabilities	(213)	(424)	(454)
Total carrying amount of net assets disposed	4,036	2,788	1,188
Recycling of foreign exchange on disposal	41	943	—
Costs on disposal	54	123	57
	4,131	3,854	1,245
Gains (losses) on sale of businesses	358	(888)	158
Total consideration	4,489	2,966	1,403
Non-cash consideration	(3,133)	(1,003)	(51)
Consideration received (receivable)	358	615	(159)
Proceeds from the sale of businesses, net of cash disposed[a]	1,714	2,578	1,193
aProceeds are stated net of cash and cash equivalents disposed of $61 million (2024 $500 million and 2023 $33 million).
Impairments
Impairment losses and impairment reversals in each segment are described below. For information on significant estimates and judgements made in relation to impairments see Impairment of property, plant and equipment, intangibles, goodwill and equity-accounted entities within Note 1. See also Note 12, and Note 15 for further information on impairments by asset category.
gas & low carbon energy
The 2025 impairment loss of $4,146 million includes $3,537 million relating to the transition businesses, principally Archaea Energy and Lightsource bp, and $609 million relating to the upstream gas business, principally Mauritania and Senegal. The impairments arose as a result of revised assumptions including capital and operating expenditure and the impact of market conditions on project development. The recoverable amount of all CGUs for which impairment charges were recognized in 2025 is $8,805 million.
The 2024 impairment loss of $3,310 million includes amounts in Mauritania & Senegal ($1,495 million), which principally arose as a result of increased forecast future expenditure, and a number of other individually immaterial impairments across the segment principally as a result of portfolio management. The recoverable amounts of these cash generating units (CGUs) were based on value in use or fair value less costs of disposal calculations, as appropriate. The recoverable amount of all CGUs for which impairment charges were recognized in 2024 is $5,025 million.
The 2023 impairment loss of $2,213 million primarily relates to losses incurred in respect of certain assets in Mauritania & Senegal ($1,434 million)
and principally arose as a result of increased forecast future expenditure. A further $565 million relates to producing assets in Trinidad and arose as a result of changes to the group's oil and gas price and discount rate assumptions and activity phasing. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2023 in total, based on their value in use, is $4,811 million.
oil production & operations
Impairment losses and reversals in all years relate primarily to producing assets.
The 2025 impairment loss of $454 million primarily arose as a result of changes to reserves and decommissioning provisions mainly driven by foreign exchange in the North Sea ($397 million). The recoverable amount of all CGUs for which impairment charges or reversals were recognized in
2025 in total, based on their value in use, is $2,058 million.
The 2024 impairment loss of $1,155 million primarily arose as a result of changes to reserves and tax assumptions in the North Sea ($1,035 million).
The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2024 in total, based on their value in use, is
$8,705 million.
The 2023 impairment loss of $1,840 million primarily arose as a result of changes to the group's oil and gas price and discount rate assumptions, activity phasing and disposal decisions in relation to certain assets in North Sea ($852 million) and in bpx energy ($802 million). The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2023 in total, based on their value in use, is $14,072 million.
customers & products
The 2025 impairment loss of $926 million primarily relates to strategy implementation in the products business. The recoverable amount of all
CGUs for which impairment charges or reversals were recognized in 2025 in total, based on their value in use, is $49 million.
The 2024 impairment loss of $1,144 million primarily arises from the ongoing review of the Gelsenkirchen refinery in Germany ($807 million) and a number of other individually immaterial impairments across the segment, principally as a result of changes to economic assumptions. The recoverable amount of the CGUs were based on value-in-use calculations. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2024 in total, based on their value-in-use, is $57 million.
The 2023 impairment loss of $1,614 million primarily relates to strategy implementation and changes to economic assumptions in the products business including an impairment of the Gelsenkirchen refinery in Germany ($1,336 million). The recoverable amounts of the CGUs were based on value-in-use calculations. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2023 in total, based on their value in use, is $327 million.